Condensed Statements of Operations (Unaudited) (Parenthetical) - shares	2 Months Ended	6 Months Ended
	Feb. 14, 2020	Jun. 30, 2020
Income Statement [Abstract]
Shares are subject to possible redemption		17,074,119
Shares are subject to forfeiture	656,250